UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                    Form 13F


                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          September 30, 2012
                                                        ------------------

Check here if Amendment [  ]     Amendment Number:      ------------------
This Amendment:         [  ]     is a restatement.
                        [  ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Nexus Investment Management Inc.
Address:     120 Adelaide Street West, Suite 1010
             Toronto, Ontario
             Canada  M5H 1T1

Form 13F File Number:     28-13610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Denys Calvin
Title:    Vice President
Phone:    (416) 360-0580 x.224

Signature, Place, and Date of Signing:

/s/ R. Denys Calvin              Toronto, Ontario          October 4, 2012
----------------------           ----------------          ---------------
     Signature                     City, State                  Date

Report Type:

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          Nil
                                         ---------
Form 13F Information Table Entry Total:     61
                                         ---------
Form 13F Information Table Value Total:   382,059
                                         ---------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                           FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
Column 1                          Column 2       Column 3    Column 4             Column 5    Column 6    Column 7    Column 8

                                                                       Shares or
                                  Title of                    Value    Principal  SH/  PUT/  Investment   Other    Voting Authority
Name of Issuer                     Class           Cusip    (x$1,000)    Amount   PRN  CALL  Discretion  Managers Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                         COM          002824100       267       3,900   SH           SOLE               X
APPLE INC                           COM          037833100    14,048      21,058   SH           SOLE               X
AT&T INC                            COM          00206R102       584      15,500   SH           SOLE               X
BANK OF AMERICA CORPORATION         COM          060505104       254      28,800   SH           SOLE               X
BANK NOVA SCOTIA HALIFAX            COM          064149107    23,165     422,615   SH           SOLE               X
BCE INC                             COM NEW      05534B760     2,112      48,037   SH           SOLE               X
BROOKFIELD ASSET MGMT INC           CL A LTD
                                    VT SH        112585104       780      22,621   SH           SOLE               X
BROOKFIELD INFRAST PARTNERS LP INT  UNIT         G16252101    11,193     312,350   SH           SOLE               X
CAE INC                             COM          124765108     8,932     834,450   SH           SOLE               X
CDN IMPERIAL BK OF MERCE            COM          136069101       655       8,375   SH           SOLE               X
CANADIAN NAT RES LTD                COM          136385101       814      26,400   SH           SOLE               X
CARMAX INC                          COM          143130102     8,701     307,450   SH           SOLE               X
CENOVUS ENERGY INC                  COM          15135U109     8,329     238,814   SH           SOLE               X
CISCO SYS INC                       COM          17275R102     9,096     476,375   SH           SOLE               X
CITIGROUP INC                       COM NEW      172967424     6,513     199,050   SH           SOLE               X
COSTCO WHSL CORP NEW                COM          22160K105       200       2,000   SH           SOLE               X
COVIDIEN PLC                        SHS          G2554F113    11,679     196,545   SH           SOLE               X
DANAHER CORP DEL                    COM          235851102     1,473      26,700   SH           SOLE               X
DAVITA INC                          COM          23918K108    12,899     124,500   SH           SOLE               X
ENBRIDGE INC                        COM          29250N105    19,018     487,181   SH           SOLE               X
ENCANA CORP                         COM          292505104     7,648     349,448   SH           SOLE               X
FORD MTR CO DEL                     COM PAR
                                    $0.01        345370860       661      67,000   SH           SOLE               X
FRONTIER MUNICATIONS CORP           COM          35906A108       103      21,000   SH           SOLE               X
GENERAL ELECTRIC CO                 COM          369604103       349      15,350   SH           SOLE               X
GOOGLE INC                          CL A         38259P508    10,484      13,895   SH           SOLE               X
HEWLETT PACKARD CO                  COM          428236103     4,926     288,750   SH           SOLE               X
JOHNSON & JOHNSON                   COM          478160104       379       5,500   SH           SOLE               X
JPMORGAN CHASE & CO                 COM          46625H100     7,166     177,025   SH           SOLE               X
KIMBERLY CLARK CORP                 COM          494368103       214       2,500   SH           SOLE               X
M & T BK CORP                       COM          55261F104       447       4,700   SH           SOLE               X
MICROSOFT CORP                      COM          594918104    11,651     391,515   SH           SOLE               X
NUSTAR ENERGY LP                    UNIT COM     67058H102       305       6,000   SH           SOLE               X
PEMBINA PIPELINE CORP               COM          706327103       835      29,760   SH           SOLE               X
PFIZER INC                          COM          717081103    16,358     658,275   SH           SOLE               X
PIONEER NAT RES CO                  COM          723787107       365       3,500   SH           SOLE               X
PRICE T ROWE GROUP INC              COM          74144T108     1,658      26,200   SH           SOLE               X
PROGRESSIVE WASTE SOLUTIONS         COM          74339G101    12,525     608,434   SH           SOLE               X
RESEARCH IN MOTION LTD              COM          760975102       927     121,210   SH           SOLE               X
ROGERS COMMUNICATIONS INC           CL B         775109200    11,753     290,485   SH           SOLE               X
ROYAL BK CDA MONTREAL QUE           COM          780087102    24,417     424,815   SH           SOLE               X
ROYAL DUTCH SHELL PLC SPONS         ADR A        780259206       347       5,000   SH           SOLE               X
SOUTHERN COPPER CORP                COM          84265V105       382      11,117   SH           SOLE               X
STARBUCKS CORP                      COM          855244109       761      15,000   SH           SOLE               X
SUNCOR ENERGY INC NEW               COM          867224107    13,280     403,950   SH           SOLE               X
SYSCO CORP                          COM          871829107       263       8,400   SH           SOLE               X
TALISMAN ENERGY INC                 COM          87425E103     8,579     642,250   SH           SOLE               X
TECK RESOURCES LTD                  CL B         878742204       687      23,300   SH           SOLE               X
TELUS CORP NON-VTG                  SHS          87971M202    10,930     174,831   SH           SOLE               X



------------------------------------------------------------------------------------------------------------------------------------
Column 1                          Column 2      Column 3    Column 4              Column 5    Column 6    Column 7    Column 8

                                                                      Shares or
                                  Title of                   Value    Principal   SH/  PUT/  Investment   Other    Voting Authority
Name of Issuer                     Class          Cusip    (x$1,000)   Amount     PRN  CALL  Discretion  Managers Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
SMUCKER J M CO                     COM NEW      832696405    11,598     134,350   SH            SOLE               X
THOMSON REUTERS CORP               COM          884903105    11,680     404,282   SH            SOLE               X
TIM HORTONS INC                    COM          88706M103       910      17,500   SH            SOLE               X
TORONTO DOMINION BK ONT            COM NEW      891160509    29,424     353,029   SH            SOLE               X
TOTAL S A SPONSORED                ADR          89151E109       301       6,000   SH            SOLE               X
TRANSCANADA CORP                   COM          89353D107    11,943     262,600   SH            SOLE               X
VALEANT PHARMACEUTICALS INTL       COM          91911K102     1,511      27,400   SH            SOLE               X
WAL-MART STORES INC                COM          931142103    12,096     163,900   SH            SOLE               X
WALTER ENERGY INC                  COM          93317Q105     4,688     144,430   SH            SOLE               X
WELLS FARGO & CO NEW               COM          949746101       929      26,900   SH            SOLE               X
WESTERN DIGITAL CORP               COM          958102105     7,293     188,300   SH            SOLE               X
WINDSTREAM CORP                    COM          97381W104       192      19,000   SH            SOLE               X
YAMANA GOLD INC                    COM          98462Y100       382      20,000   SH            SOLE               X
